Capital structure	12 Months Ended
Jun. 30, 2023
Capital structure [Abstract]
Capital structure
Section 5.	Capital structure

5.1.	Share capital

Ordinary shares

	06/30/2023	06/30/2022	06/30/2021
	$’000	$’000	$’000

2,098,818,267 (2022: 2,091,299,420) ordinary shares, fully paid	255,364	254,273	174,390

	Year ended 06/30/2023	Year ended 06/30/2022	Year ended 06/30/2021	Year ended 06/30/2023	Year ended 06/30/2022	Year ended 06/30/2021
	Number	Number	Number	$’000	$’000	$’000
Reconciliation of movement:
Balance at the beginning of the financial year	2,091,299,420	1,896,676,204	1,680,202,466	254,273	174,390	114,927
Ordinary shares	-	145,862,742	210,526,316	-	71,793	61,472
Ordinary shares non-cash	-	-	2,766,272	-	-	272
Exercise of unlisted options (1)	-	40,500,000	-	-	9,006	-
Performance rights vested (2)	7,518,847	8,260,474	3,181,150	1,103	1,012	419
Share issue costs	-	-	-	(12)	(1,928)	(2,700)
Balance at the end of the financial period	2,098,818,267	2,091,299,420	1,896,676,204	255,364	254,273	174,390

(1)	Value of unlisted options exercised equals the sum of the exercise price received plus the fair value transferred from the equity compensation reserve
(2)	Ordinary shares issued to employees upon vesting of performance rights

Ordinary shares are classified as equity.  There are no restrictions on voting rights.  On a show of hands every member present or by proxy shall have one vote and upon a poll each share shall have one vote.  Where a member holds shares, which are not fully paid, the number of votes to which that member is entitled on a poll in respect of those part paid shares shall be that fraction of one vote which the amount paid up bears to the total issued price thereof.  They have the right to receive dividends as declared and, in the event of winding up the Company, to participate in the proceeds from the sale of all surplus assets in proportion to the number of and amounts paid up on shares held.

Incremental costs directly attributable to the issue of new shares, options or rights are shown in equity as a deduction from the proceeds.

Management controls the capital of the Group in order to maintain a sustainable debt to equity ratio, generate long-term shareholder value and ensure that the Group can fund its operations and continue as a going concern.

The Group is not subject to any externally imposed capital requirements.

During the year ended 30 June 2023 the Company issued:
•	7,518,847 shares as a consequence of Performance Rights vesting under the Equity Incentive Plan.

During the year ended 30 June 2022 the Company issued:
•	145,862,742 shares as a consequence of a share placement in October 2021;
•	8,260,474 shares as a consequence of Performance Rights vesting under the Equity Incentive Plan; and
•	40,500,000 shares as a consequence of Options exercised under the Share Options Plan.

Share schemes

The Company has two share schemes in operation:
•	The Share Option Plan; and
•	The Equity Incentive Plan.

Under these plans ordinary shares have been granted to senior executives, employees and a number of consultants. Further details about the operation of these plans are set out in note 7.3, Shared-based payments.  The Equity Incentive Plan is capable of issuing both options and performance rights.  The pre-existing Share Option Plan will be phased out as existing options are issued or expire.  The movement in options and performance rights issued under these plans is set out in the following tables.

Share options

Movement in options on issue for the year ended June 30, 2023
	Grant	Vesting	Expiry	FV per option at grant date	Exercise price	Opening balance				Closing balance
	date	date	date	$	$		Issued	Exercised	Transferred
NED's(1)	09-Nov-18	09-Nov-19	09-Nov-23	0.126	0.242	715,420	-	-	-	715,420
Ex-NED's (2)	09-Nov-18	09-Nov-19	09-Nov-23	0.126	0.242	715,420	-	-	-	715,420
NED's(1)	14-Nov-19	14-Nov-20	14-Nov-24	0.138	0.243	653,594	-	-	-	653,594
Ex-NED's (2)	14-Nov-19	14-Nov-20	14-Nov-24	0.138	0.243	653,594	-	-	-	653,594
NED's(1)(3)	16-Nov-20	16-Nov-21	16-Nov-25	0.138	0.185	978,969	-	-	(326,323)	652,646
Ex-NED's (2)(3)	16-Nov-20	16-Nov-21	16-Nov-25	0.138	0.185	652,646	-	-	326,323	978,969
Movement for the year ended June 30 2023						4,369,643	-	-	-	4,369,643

Movement in options on issue for the year ended June 30, 2022
	Grant	Vesting	Expiry	FV per option at grant date	Exercise price	Opening balance				Closing balance
	date	date	date	$	$		Issued	Exercised	Expired
NED's(1)	13-Apr-17	13-Apr-17	13-Apr-22	0.122	0.150	16,000,000	-	(16,000,000)	-	-
NED's(1)	13-Apr-17	13-Apr-17	13-Apr-22	0.113	0.200	12,000,000	-	(12,000,000)	-	-
NED's(1)	13-Apr-17	13-Apr-17	13-Apr-22	0.106	0.250	12,000,000	-	(12,000,000)	-	-
NED's(1)	13-Apr-17	23-May-18	23-May-22	0.063	0.200	200,000	-	(200,000)	-	-
Ex-NED's (2)	13-Apr-17	23-May-18	23-May-22	0.063	0.200	200,000	-	-	(200,000)	-
NED's(1)	13-Apr-17	23-May-19	23-May-22	0.088	0.200	200,000	-	(200,000)	-	-
Ex-NED's (2)	13-Apr-17	23-May-19	23-May-22	0.088	0.200	200,000	-	-	(200,000)	-
NED's(1)	13-Apr-17	23-May-20	23-May-22	0.105	0.200	100,000	-	(100,000)	-	-
Ex-NED's (2)	13-Apr-17	23-May-20	23-May-22	0.105	0.200	100,000	-	-	(100,000)	-
NED's (1)	09-Nov-18	09-Nov-19	09-Nov-23	0.126	0.242	715,420	-	-	-	715,420
Ex-NED's (2)	09-Nov-18	09-Nov-19	09-Nov-23	0.126	0.242	715,420	-	-	-	715,420
NED's(1)	14-Nov-19	14-Nov-20	14-Nov-24	0.138	0.243	653,594	-	-	-	653,594
Ex-NED's (2)	14-Nov-19	14-Nov-20	14-Nov-24	0.138	0.243	653,594	-	-	-	653,594
NED's(1)(3)	16-Nov-20	16-Nov-21	16-Nov-25	0.138	0.185	978,969	-	-	-	978,969
Ex-NED's (2)(3)	16-Nov-20	16-Nov-21	16-Nov-25	0.138	0.185	652,646	-	-	-	652,646
Movement for the year ended June 30 2022						45,369,643	-	(40,500,000)	(500,000)	4,369,643

(1)	NED’s refers to Non-executive directors.
(2)	Ex-NED’s refers to former Non-executive directors.
(3)
During the financial year ended June 30, 2021 each non-executive director was granted 326,323 options under the new Equity Incentive Plan in lieu of director fees.  For further details refer to the remuneration report.

Performance rights

Movement in performance rights on issue for the year ended 30 June 2023
Grant		Vesting	Market Value per right at grant date	Opening balance	Issued	Exercised	Forfeited	Closing balance
date		date	$	Number	Number	Number	Number	Number
2019 LTI - performance based - KMP	06-Nov-20	01-Jul-22	0.1695	1,659,763	-	(547,722)	(1,112,041)	-
2019 LTI - time based - KMP	06-Nov-20	01-Jul-22	0.1950	1,106,509	-	(1,106,509)	-	-
2019 LTI -performance based - KMP	01-Jul-20	01-Jul-22	0.1400	1,676,363	-	(553,200)	(1,123,163)	-
LTI - KMP	08-Aug-19	01-Jul-22	0.1750	1,125,434	-	(1,125,434)	-	-
Sign on Performance Rights - KMP	01-Jul-19	01-Jul-22	0.1352	956,145	-	(956,145)	-	-
Retention on employment- staff	01-Jul-19	01-Jul-22	0.1352	169,457	-	(169,457)	-	-
Retention on employment- staff	15-Jul-19	15-Jul-22	0.1850	256,156	-	(256,156)	-	-
Retention on employment- KMP	01-Aug-19	01-Aug-22	0.1862	741,120	-	(741,120)	-	-
Special award	30-Jun-20	30-Jun-23	0.1300	280,000	-	(280,000)	-	-
Special award	30-Jun-20	30-Jun-23	0.1300	200,000	-	(200,000)	-	-
2020 LTI - performance based - KMP	06-Nov-20	01-Jul-23	0.1665	2,016,774	-	-	-	2,016,774
2020 LTI - time based - KMP	06-Nov-20	01-Jul-23	0.1950	1,344,516	-	-	-	1,344,516
2020 LTI - performance based - staff	01-Jul-20	01-Jul-23	0.1370	1,527,255	-	-	-	1,527,255
2020 LTI - time based - staff	01-Jul-20	01-Jul-23	0.1250	2,170,190	-	-	-	2,170,190
2020 LTI - performance based - KMP	01-Jul-20	01-Jul-23	0.1370	3,642,025	-	-	-	3,642,025
2020 LTI time based - KMP	01-Jul-20	01-Jul-23	0.1250	2,428,016	-	-	-	2,428,016
Retention on employment- staff	30-Sep-20	30-Sep-23	0.1200	226,129	-	-	-	226,129
Retention on employment- directors	01-Feb-21	01-Feb-24	0.3300	600,000	-	-	-	600,000
2021 LTI - performance based - KMP	01-Jul-21	01-Jul-24	0.3710	1,458,852	-	-	-	1,458,852
2021 LTI - time based - KMP	01-Jul-21	01-Jul-24	0.3300	972,569	-	-	-	972,569
Retention on employment- staff	01-Jul-21	01-Jul-24	0.3300	679,146	-	-	-	679,146
2021 cash bonus conversion -KMP	01-Jul-21	01-Jul-22	0.3300	909,173	-	(909,173)	-	-
2021 cash bonus conversion - staff	01-Jul-21	01-Jul-22	0.3300	469,740	-	(469,740)	-	-
2021 LTI - performance based - staff	26-Aug-21	01-Jul-24	0.4570	605,125	-	-	-	605,125
2021 LTI - time based - staff	26-Aug-21	01-Jul-24	0.5100	1,028,040	-	-	-	1,028,040
2021 LTI - performance based - KMP	05-Nov-21	01-Jul-24	0.7240	1,567,975	-	-	-	1,567,975
2021 LTI time based - KMP	05-Nov-21	01-Jul-24	0.7900	1,045,316	-	-	-	1,045,316
2021 LTI time based - directors	05-Nov-21	05-Nov-22	0.7900	250,598	-	(204,191)	(46,407)	-
Retention on employment- staff	16-Nov-21	16-Nov-24	0.7050	115,000	-	-	-	115,000
2022 LTI – performance based - KMP	01-Jul-22	01-Jul-25	0.4528	-	1,392,806	-	-	1,392,806
2022 LTI - timebased – KMP	01-Jul-22	01-Jul-25	0.4250	-	928,538	-	-	928,538
Retention on employment – staff	01-Jul-22	01-Jul-25	0.4250	-	157,000	-	(122,000)	35,000
2022 Cash Bonus conversion – KMP	01-Jul-22	01-Jul-23	0.4250	-	1,207,370	-	-	1,207,370
2022 Cash Bonus conversion– staff	01-Jul-22	01-Jul-23	0.4250	-	929,307	-	-	929,307
2022 LTI – timebased – staff	22-Aug-22	01-Jul-25	0.6800	-	200,000	-	-	200,000
Retention on employment – directors	25-Aug-22	25-Aug-25	0.6600	-	200,000	-	-	200,000
2022 LTI – performance based – staff	01-Sep-22	01-Jul-25	0.6128	-	59,905	-	-	59,905
2022 LTI – timebased – staff	01-Sep-22	01-Jul-25	0.6500	-	179,715	-	-	179,715
2022 LTI – performance based - staff	05-Sep-22	01-Jul-25	0.6448	-	306,987	-	-	306,987
2022 LTI – timebased – staff	05-Sep-22	01-Jul-25	0.6150	-	204,658	-	-	204,658
2022 LTI – performance based – staff	05-Sep-22	01-Jul-25	0.5780	-	681,095	-	-	681,095
2022 LTI – timebased – staff	05-Sep-22	01-Jul-25	0.6150	-	1,050,312	-	-	1,050,312
2022 LTI – performance based – KMP	04-Nov-22	01-Jul-25	0.5245	-	1,249,442	-	-	1,249,442
2022 LTI timebased – KMP	04-Nov-22	01-Jul-25	0.5700	-	832,962	-	-	832,962
PR’s in lieu of directors fees	04-Nov-22	04-Nov-23	0.5700	-	385,824	-	-	385,824
Retention on employment - staff	01-Jan-23	01-Jan-26	0.3700	-	200,000		-	200,000

Movement for the year ended 30 June 2023				31,227,386	10,165,921	(7,518,847)	(2,403,611)	31,470,849

Movement in performance rights on issue for the year ended 30 June 2022
Grant		Vesting	Market Value per right at grant date	Opening balance	Issued	Exercised	Lapsed	Closing balance
date		date	$	Number	Number	Number	Number	Number
Catch-up LTIs - KMP	06-Nov-20	01-Jul-21	0.1885	2,766,272	-	(2,766,272)	-	-
2020 cash bonus conversion - KMP	01-Jul-20	01-Jul-21	0.1242	1,334,562	-	(1,334,562)	-	-
2020 cash bonus conversion - staff	01-Jul-20	01-Jul-21	0.1242	1,475,042	-	(1,475,042)	-	-
Catch-up LTIs - KMP	08-Aug-19	01-Jul-21	0.1750	1,519,208	-	(1,519,208)	-	-
Retention on employment- staff	01-Jul-19	01-Jul-21	0.1350	169,457	-	(169,457)	-	-
Retention on employment- staff	15-Jul-19	15-Jul-21	0.1850	256,156	-	(256,156)	-	-
Retention on employment - KMP (1)	08-Aug-19	14-Nov-21	0.1750	244,378	-	(244,378)	-	-
Retention on employment - KMP	08-Aug-19	14-Nov-21	0.1750	244,378	-	(244,378)	-	-
Retention on employment- staff	06-May-19	06-May-22	0.1900	251,021	-	(251,021)	-	-
2019 LTI - performance based - KMP	06-Nov-20	01-Jul-22	0.1695	1,659,763	-	-	-	1,659,763
2019 LTI - time based - KMP	06-Nov-20	01-Jul-22	0.1950	1,106,509	-	-	-	1,106,509
2019 LTI -performance based - KMP	01-Jul-20	01-Jul-22	0.1400	1,676,363	-	-	-	1,676,363
LTI - KMP	08-Aug-19	01-Jul-22	0.1750	1,125,434	-	-		1,125,434
Sign on Performance Rights - KMP	01-Jul-19	01-Jul-22	0.1352	956,145	-	-	-	956,145
Retention on employment- staff	01-Jul-19	01-Jul-22	0.1352	169,457	-	-		169,457
Retention on employment- staff	15-Jul-19	15-Jul-22	0.1850	256,156	-	-		256,156
Retention on employment- KMP	01-Aug-19	01-Aug-22	0.1862	741,120	-	-		741,120
Retention on employment- staff	14-Oct-19	14-Oct-22	0.1835	169,699	-	(169,699)		-
Special award	30-Jun-20	30-Jun-23	0.1300	280,000	-	-	-	280,000
Special award	30-Jun-20	30-Jun-23	0.1300	200,000	-	-	-	200,000
2020 LTI - performance based - KMP	06-Nov-20	01-Jul-23	0.1665	2,016,774	-	-	-	2,016,774
2020 LTI - time based - KMP	06-Nov-20	01-Jul-23	0.1950	1,344,516	-	-	-	1,344,516
2020 LTI - performance based - staff	01-Jul-20	01-Jul-23	0.1370	1,588,715	-	-	(61,460)	1,527,255
2020 LTI - time based - staff	01-Jul-20	01-Jul-23	0.1250	2,354,570	-	-	(184,380)	2,170,190
2020 LTI - performance based - KMP	01-Jul-20	01-Jul-23	0.1370	3,642,025	-	-	-	3,642,025
2020 LTI time based - KMP	01-Jul-20	01-Jul-23	0.1250	2,428,016	-	-	-	2,428,016
Retention on employment- staff	30-Sep-20	30-Sep-23	0.1200	226,129	-	-	-	226,129
Retention on employment- directors	01-Feb-21	01-Feb-24	0.3300	600,000	-	-	-	600,000
2021 LTI - performance based - KMP	01-Jul-21	01-Jul-24	0.3710	-	1,458,852	-	-	1,458,852
2021 LTI - time based - KMP	01-Jul-21	01-Jul-24	0.3300	-	972,569	-	-	972,569
Retention on employment- staff	01-Jul-21	01-Jul-24	0.3300	-	679,146	-	-	679,146
2021 cash bonus conversion - KMP	01-Jul-21	01-Jul-22	0.3300	-	909,173	-	-	909,173
2021 cash bonus conversion - staff	01-Jul-21	01-Jul-22	0.3300	-	469,740	-	-	469,740
2021 LTI - performance based - staff	26-Aug-21	01-Jul-24	0.4570	-	627,854	-	(22,729)	605,125
2021 LTI - time based - staff	26-Aug-21	01-Jul-24	0.5100	-	1,096,228	-	(68,188)	1,028,040
2021 LTI - performance based - KMP	05-Nov-21	01-Jul-24	0.7240	-	1,567,975	-	-	1,567,975
2021 LTI time based - KMP	05-Nov-21	01-Jul-24	0.7900	-	1,045,316	-	-	1,045,316
2021 LTI time based - directors	05-Nov-21	05-Nov-22	0.7900	-	250,598	-	-	250,598
Retention on employment- staff	16-Nov-21	16-Nov-24	0.7050	-	115,000	-	-	115,000
Movement for the year ended 30 June 2022				30,801,865	9,192,451	(8,260,474)	(504,456)	31,227,386

(1)	These retention on employment awards represent 50% increase in entitlement due to an administrative error.

For further details regarding the Equity Incentive Plan (2018) and the Option Plan refer to note 7.3.

5.2.	Reserves

	06/30/2023		06/30/2022		06/30/2021
	$	’000	$	’000	$	’000

Equity compensation reserve
Balance at the beginning of period		5,755		7,753		6,255
Share based payment expensed/capitalized		2,626		2,331		1,917
Fair value of unlisted options exercised		-		(3,317)		-
Fair value of performance rights vested		(1,103)		(1,012)		(419)
Balance at the end of the financial period		7,278		5,755		7,753

Foreign currency translation reserve
Balance at the beginning of period		(10,193)		(832)		954
Foreign currency translation differences for foreign operations		(2,523)		(9,361)		(1,786)
Balance at the end of the financial period		(12,716)		(10,193)		(832)
Total reserves		(5,438)		(4,438)		6,921

The equity compensation reserve is used to recognize the value of equity settled share-based payments provided to employees, directors and consultants.  The fair value of such compensation is measured using generally accepted valuation methodologies for pricing financial instruments, and incorporates all factors and assumptions that knowledgeable, willing market participants would consider in setting the price. The fair value of instruments granted is recognized as an expense or capitalized if appropriate over the vesting period with a corresponding increase in equity.

The foreign currency translation reserve comprises all foreign exchange differences arising from the following:
•	The translation of the financial statements of foreign operations where the functional currency is different to the functional currency of the parent entity; and
•	Exchange differences arise on the translation of monetary items which form part of the net investment in the foreign operation.